NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS

Ionix Technology, Inc. (the “Company” or “Ionix”), formerly known as Cambridge Projects Inc., is a Nevada corporation that was formed on March 11, 2011. By and through its wholly owned subsidiaries and an entity controlled through VIE agreements in China, the Company sells the high-end intelligent electronic equipment, which includes the portable power banks for electronic devices, LCM and LCD screens and provides IT and solution-oriented services in China.

Acquisition

On December 27, 2018, the Company entered into a Share Purchase Agreement (the “Purchase Agreement”) with Jialin Liang and Xuemei Jiang, each of whom are shareholders (the “Shareholders”) of Changchun Fangguan Electronics Technology Co., Ltd. (“Fangguan Electronics”). Pursuant to the terms of the Purchase Agreement, the Shareholders, who together own 95.14% of the ownership rights in Fangguan Electronics, agreed to execute and deliver the Business Operation Agreement, the Equity Interest Pledge Agreement, the Equity Interest Purchase Agreement, the Exclusive Technical Support Service Agreement (the “Services Agreement”) and the Power of Attorney, all together dated December 27, 2018 are referred to the “VIE Agreements”, to the Company in exchange for the issuance of an aggregate of 15,000,000 shares of the Company’s common stock, par value $.0001 per share, thereby causing Fangguan Electronics to become the Company’s variable interest entity. Together with VIE agreements, the Shareholders also agreed to convert shareholder loan of RMB 30 million (approximately $4.4 million) to capital and make cash contribution of RMB 9.7 million (approximately $1.4 million) to capital. The entirety of the transaction will hereafter be referred to as the “Transaction”. As a result of the Transaction, the Company is able to exert effective control over Fangguan Electronics and receive 100% of the net profits or net losses derived from the business operations of Fangguan Electronics. Fangguan Electronics manufactures and sells Liquid Crystal Module (" LCM") and LCD screens in China based in Changchun City, Jilin Province, People’s Republic of China. (See Note 4).

The Transaction was accounted for as a business combination using the acquisition method of accounting. The assets, liabilities and the operations of Fangguan Electronics subsequent to the Transaction date were included in the Company’s consolidated financial statements.

NOTE 1 - NATURE OF OPERATIONS

Business

Ionix Technology, Inc. (the “Company” or “Ionix”), formerly known as Cambridge Projects Inc., is a Nevada corporation that was formed on March 11, 2011. By and through its wholly owned subsidiaries and an entity controlled through VIE agreements in China, the Company sells the high-end intelligent electronic equipment, which includes the portable power banks for electronic devices, LCM and LCD screens and provides IT and solution-oriented services in China.

Acquisition

On December 27, 2018, the Company entered into a Share Purchase Agreement (the “Purchase Agreement”) with Jialin Liang and Xuemei Jiang, each of whom are shareholders (the “Shareholders”) of Changchun Fangguan Electronics Technology Co., Ltd. (“Fangguan Electronics”). Pursuant to the terms of the Purchase Agreement, the Shareholders, who together own 95.14% of the ownership rights in Fangguan Electronics, agreed to execute and deliver the Business Operation Agreement, the Equity Interest Pledge Agreement, the Equity Interest Purchase Agreement, the Exclusive Technical Support Service Agreement (the “Services Agreement”) and the Power of Attorney, all together dated December 27, 2018 are referred to the “VIE Agreements”, to the Company in exchange for the issuance of an aggregate of 15,000,000 shares of the Company’s common stock, par value $.0001 per share, thereby causing Fangguan Electronics to become the Company’s variable interest entity. Together with VIE agreements, the Shareholders also agreed to convert shareholder loan of RMB 30 million (approximately $4.4 million) to capital and make cash contribution of RMB 9.7 million (approximately $1.4 million) to capital. The entirety of the transaction will hereafter be referred to as the “Transaction”. As a result of the Transaction, the Company is able to exert effective control over Fangguan Electronics and receive 100% of the net profits or net losses derived from the business operations of Fangguan Electronics. Fangguan Electronics manufactures and sells Liquid Crystal Module (" LCM") and LCD screens in China based in Changchun City, Jilin Province, People’s Republic of China. (See Note 3 and Note 9).

The Transaction was accounted for as a business combination using the acquisition method of accounting. The assets, liabilities and the operations of Fangguan Electronics subsequent to the Transaction date were included in the Company’s consolidated financial statements.